Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2019	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustments		¥ (1,329,500)	$ (186,549)	¥ (2,452,762)
Foreign currency exchange gain		¥ (464,790)	$ (65,217)	(974,371)
Rate of convenience translation		7.1268				7.1268
Operating segment		1	1
Cash		¥ 21,076,691			¥ 26,103,076	$ 2,957,385
Employee outstanding benefit plan		3,076,631	$ 431,699		3,142,124
Deposit (in Yuan Renminbi)		500,000
Cash and Restricted Cash					501,952		¥ 501,952	$ 70,432
Accumulated interests							1,952	274
Allowance for doubtful accounts		¥ 8,141,968			10,196,104	1,142,444			$ 1,430,671	¥ 1,185,328
Maintenance services revenue, term		1 year	1 year
Contract assets		¥ 2,787,512			2,023,221	391,131
Contract with Customer relates advance payments		2,611,792			4,777,398	366,475
Interest Expense		¥ 1,252,481	$ 175,742	¥ 417,654
Percentage on sale of product		13.00%	13.00%	13.00%
Percentage of tax rate on export		17.00%	17.00%
Percentage of tax rate on export rebate		17.00%	17.00%
Percentage of tax adjusted on export rebate		16.00%	16.00%
Percentage of tax on export and border crossing activities		11.00%	11.00%
Percentage of tax rate on Border crossing and rebate		11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities		10.00%	10.00%
VAT rate on sales	16.00%
Adjusted VAT rate on sales	13.00%
Percentage of tax rate on exported goods	16.00%
Percentage of tax refund on export	16.00%
Percentage on adjusted tax of refund	13.00%
Statutory reserve		10.00%	10.00%
Registered capital		50.00%	50.00%
Statutory reserve		¥ 764,231			502,941	107,233
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of deduction tax rate		17.00%	17.00%
Percentage of import tax rate		16.00%	16.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of deduction tax rate		11.00%	11.00%
Percentage of import tax rate		10.00%	10.00%
Foreign Exchange [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange gain		¥ 464,790	$ 65,217	¥ 974,371
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash		21,076,691			¥ 26,103,076	$ 2,957,385
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge		396,850	55,684
Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge		¥ 567,017	$ 79,561
Logistics Services One [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		0.00%	0.00%
Logistics Services Two [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		1.00%	1.00%
Logistics Services Three [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		6.00%	6.00%
Logistics Services Four [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		9.00%	9.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		28.90%	28.90%		20.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		21.20%	21.20%	19.90%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		13.70%	13.70%		14.60%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.70%	11.70%	16.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					13.50%
Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and Restricted Cash							¥ 500,000	$ 70,158
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		17.20%	17.20%		17.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.10%	10.10%	10.90%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.80%	10.80%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.80%